Non-current and current financial debts (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Borrowings [Abstract]
Schedule of financial debts
The below table summarizes non-current and current Financial debts outstanding as of June 30, 2022 and December 31, 2021.

($ millions)	June 30, 2022	December 31, 2021
Non-current financial debts
Facility B	637	796
Facility C	—	395
Local facilities (Japan)	—	47
Series 2026 notes	497	496
Series 2028 notes	517	—
Series 2029 notes	993	993
Series 2030 notes	745	745
Series 2049 notes	494	494
Revolving facility	—	—
Total non-current financial debts	3,883	3,966

Current financial debts
Local facilities:
Japan	70	84
All others	9	17
Other short-term financial debts	7	6
Derivatives	1	7
Total current financial debts	87	114
Total financial debts	3,970	4,080